Average Annual Total Returns - Institutional - BlackRock Emerging Markets Bond Fund - Institutional Shares	Apr. 30, 2021
Average Annual Return:
1 Year	7.20%
Since Inception	4.62%
Inception Date	Jul. 27, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	4.87%
Since Inception	2.38%
Inception Date	Jul. 27, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.16%
Since Inception	2.52%
Inception Date	Jul. 27, 2017